Interest in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following tables summarize the assets and liabilities of the commingled funds held in the Master Trust and the Plan's interest in those assets and liabilities at December 31, 2025 and 2024:

	December 31, 2025
	Master Trust - Commingled Funds	Plan's Interest in Master Trust Commingled Funds
Marsh Stock Fund
Marsh common stock at fair value	$569,666,803	$521,848,602
Short-term investment fund at fair value	10,613,206	9,722,327
Accrued interest receivable	36,384	33,330
Liability for expenses incurred	(21,253)	(19,469)
	580,295,140	531,584,790
Stable Value Fund
Security backed investment contracts at contract value	512,986,091	456,475,130
Short-term investment fund at fair value	23,594,468	20,995,284
Accrued interest receivable	85,026	75,659
Liability for expenses incurred	(119,202)	(106,070)
	536,546,383	477,440,003
Common collective trusts at fair value	3,330,896,704	2,774,924,801
Net assets of commingled investments held by Master Trust	$4,447,738,227	$3,783,949,594

	December 31, 2024
	Master Trust - Commingled Funds	Plan's Interest in Master Trust Commingled Funds
Marsh Stock Fund
Marsh common stock at fair value	$722,475,231	$660,838,115
Short-term investment fund at fair value	15,128,903	13,838,199
Accrued interest receivable	55,559	50,819
Liability for expenses incurred	(21,250)	(19,437)
	737,638,443	674,707,696
Stable Value Fund
Security backed investment contracts at contract value	517,049,326	466,095,480
Short-term investment fund at fair value	11,086,840	9,994,261
Accrued interest receivable	43,260	38,997
Liability for expenses incurred	(118,452)	(106,779)
	528,060,974	476,021,959
Common collective trusts at fair value	2,784,329,533	2,389,489,742
Net assets of commingled investments held by Master Trust	$4,050,028,950	$3,540,219,397
The following table summarizes the net investment income of the commingled investments held in the Master Trust for the year ended December 31, 2025:

Investment income and expenses:
Net depreciation in fair value of Marsh common stock	$(82,925,232)
Net appreciation in fair value of common collective trusts	521,402,298
Dividends	11,144,144
Interest	16,703,838
Expenses	(771,552)
Net investment income	$465,553,496

Net investment income from commingled investments in Master Trust – By plan:
Marsh & McLennan Companies 401(k) Savings & Investment Plan	$386,029,994
MMA Plan	$79,523,502